Cover	Nov. 01, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2021
Entity File Number	001-36616
Entity Registrant Name	Nxt-ID, Inc.
Entity Central Index Key	0001566826
Entity Tax Identification Number	46-0678374
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Nxt-ID, Inc.
Entity Address, Address Line Two	2801 Diode Lane
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299
City Area Code	(502)
Local Phone Number	442-7911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NXTD
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	288 Christian Street
Former Address [Member]
Entity Addresses [Line Items]
Security Exchange Name	NASDAQ